Investment Objectives and Goals - Towle Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Towle Value Fund (the “Fund”) is to seek long-term capital appreciation.